0TYPE 13F-HR
PERIOD 09/30/07
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 12, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$ 1,642,348MM


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                                                        Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None




3M CO                           Com 88579Y101     48,209   515,165 SH    Sole             441,650        73,515
ABBOTT LABORATORIES             Com 002824100      8,474   158,040 SH    Sole             135,250        22,790
ALCOA                           Com 013817101     42,279 1,080,750 SH    Sole             926,850       153,900
ALLSTATE CORPORATION            Com 020002101     48,539   848,740 SH    Sole             727,350       121,390
ALTRIA GROUP INC                Com 02209S103     35,703   513,493 SH    Sole             450,620        62,873
AMERICAN ELECTRIC POWER         Com 025537101      8,098   175,740 SH    Sole             149,650        26,090
AMERICAN INTERNATIONAL GROUP    Com 026874107     30,330   448,340 SH    Sole             384,150        64,190
ANHEUSER BUSCH COS INC          Com 035229103      7,630   152,640 SH    Sole             132,250        20,390
AT&T INC                        Com 00206R102     75,101 1,775,026 SH    Sole           1,522,514       252,512
BAKER HUGHES INC                Com 057224107     26,998   298,750 SH    Sole             260,750        38,000
BANK OF AMERICA CORP            Com 060505104     42,470   844,830 SH    Sole             723,850       120,980
BLACK & DECKER CORP             Com 091797100     33,683   404,360 SH    Sole             346,850        57,510
BRISTOL-MYERS SQUIBB            Com 110122108      8,342   289,450 SH    Sole             246,850        42,600
CBS CORP                        Com 124857202      7,785   247,130 SH    Sole             211,450        35,680
CHEVRON CORP                    Com 166764100     80,214   857,170 SH    Sole             734,500       122,670
CIGNA                           Com 125509109     39,268   736,880 SH    Sole             632,100       104,780
CITIGROUP INC                   Com 172967101     53,048 1,136,660 SH    Sole             974,420       162,240
COCA COLA CO                    Com 191216100      9,128   158,830 SH    Sole             135,850        22,980
CONOCOPHILLIPS                  Com 20825C104     67,693   771,250 SH    Sole             661,300       109,950
DISCOVER FINL SVCS              Com 254709108      5,546   266,650 SH    Sole             230,050        36,600
DOW CHEMICAL                    Com 260543103     43,235 1,004,060 SH    Sole             860,950       143,110
DUPONT                          Com 263534109     43,075   869,144 SH    Sole             746,611       122,533
ENTERGY CORP                    Com 29364G103      8,814    81,390 SH    Sole              69,300        12,090
EXELON CORP                     Com 30161N101      9,033   119,864 SH    Sole             101,974        17,890
EXXON MOBIL CORP.               Com 30231G102     54,300   586,650 SH    Sole             503,169        83,481
GENERAL DYNAMICS CORP           Com 369550108     25,681   304,020 SH    Sole             263,950        40,070
GENERAL ELECTRIC                Com 369604103     69,849 1,687,175 SH    Sole           1,444,550       242,625
GENERAL MTRS CORP               Com 370442105      9,570   260,770 SH    Sole             224,350        36,420
GOLDMAN SACHS GROUP             Com 38141G104     13,642    62,940 SH    Sole              54,050         8,890
HARTFORD FINL SVCS              Com 416515104     31,809   343,690 SH    Sole             294,400        49,290
HEINZ                           Com 423074103      7,893   170,840 SH    Sole             146,150        24,690
HONEYWELL INTL INC              Com 438516106     30,778   517,545 SH    Sole             443,900        73,645
INTERNATIONAL BUSINESS MACHINES Com 459200101     45,886   389,525 SH    Sole             333,975        55,550
INTERNATIONAL PAPER             Com 460146103      8,076   225,138 SH    Sole             192,638        32,500
JOHNSON & JOHNSON               Com 478160104      7,561   115,090 SH    Sole              98,200        16,890
JPMORGAN CHASE & CO.            Com 46625H100     61,712 1,346,828 SH    Sole           1,154,506       192,322
KRAFT FOODS INC CL A            Com 50075N104     11,636   337,171 SH    Sole             297,186        39,985
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100      4,247    68,800 SH    Sole              58,900         9,900
LIMITED BRANDS INC              Com 532716107     43,996 1,922,080 SH    Sole           1,648,550       273,530
MCDONALDS CORP                  Com 580135101      9,479   174,030 SH    Sole             148,750        25,280
MERCK & CO. INC.                Com 589331107     49,390   955,509 SH    Sole             818,749       136,760
MERRILL LYNCH & CO INC          Com 590188108     34,110   478,540 SH    Sole             409,950        68,590
MORGAN STANLEY                  Com 617446448     34,483   547,350 SH    Sole             469,200        78,150
PFIZER INC                      Com 717081103     69,068 2,827,170 SH    Sole           2,420,050       407,120
REGIONS FINANCIAL CORP          Com 7591EP100     31,345 1,063,260 SH    Sole             910,700       152,560
SARA LEE CORP                   Com 803111103      7,555   452,690 SH    Sole             387,300        65,390
SOUTHERN CO.                    Com 842587107      7,358   202,821 SH    Sole             172,450        30,371
TIME WARNER INC                 Com 887317105     19,367 1,054,830 SH    Sole             902,800       152,030
US BANCORP                      Com 902973304     27,343   840,561 SH    Sole             718,271       122,290
VERIZON COMMUNICATIONS          Com 92343V104     89,117 2,012,580 SH    Sole           1,724,540       288,040
WACHOVIA CORP 2ND               Com 929903102      6,708   133,750 SH    Sole             114,250        19,500
WELLS FARGO & CO                Com 949746101     39,826 1,118,080 SH    Sole             957,600       160,480
WEYERHAEUSER CORP.              Com 962166104      7,866   108,800 SH    Sole              93,200        15,600

                                              $1,642,348





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